Subordinated Debt	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Subordinated Debt
Note 15: Subordinated Debt
Subordinated debt represents our direct unsecured obligations to our debt holders, in the form of notes and debentures, and forms part of our regulatory capital. Subordinated debt is recorded at amortized cost using the effective interest rate method. Where appropriate, we enter into fair value hedges to hedge the risks caused by changes in interest rates (see Note 8). The rights of the holders of our notes and debentures are subordinate to the claims of depositors and certain other creditors. We require approval from OSFI before we can redeem any part of our subordinated debt.
The face values, terms to maturity and carrying values of our subordinated debt are as follows:

(Canadian $ in millions, except as noted)	Face value	Maturity date	Interest rate (%)	Redeemable at our option	2022 Total	2021 Total
Debentures Series 20	150	December 2025 to 2040	8.25	Not redeemable	146	146
Series I Medium-Term Notes, Second Tranche (1)	850	June 2027	2.57	June 2022 (2)	–	843
3.803% Subordinated Notes due 2032 (1)	US 1,250	December 2032	3.80	December 2027 (3)	1,497	1,567
4.338% Subordinated Notes due 2028 (1)	US 850	October 2028	4.34	October 2023 (4)	1,135	1,096
Series J Medium-Term Notes, First Tranche (1)	1,000	September 2029	2.88	September 2024 (5)	998	998
Series J Medium-Term Notes, Second Tranche (1)	1,250	June 2030	2.08	June 2025 (6)	1,248	1,248
Series K Medium-Term Notes, First Tranche (1)	1,000	July 2031	1.93	July 2026 (7)	984	995
3.088% Subordinated Notes due 2037 (1)	US 1,250	January 2037	3.09	January 2032 (8)	1,393	–
Series L Medium-Term Notes , First Tranche (1)	750	October 2032	6.53	October 2027 (9)	749	–
Total (10)					8,150	6,893

(1)
These notes include a
non-viability
contingent capital provision, which is necessary for notes issued after a certain date to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then applying the multiplier.

(2)	All $850 million Series I Medium-Term Notes Second Tranche were redeemed on June 1, 2022 for 100% of the principal amount, plus accrued and unpaid interest to, but excluding, the redemption date.
(3)	Redeemable at par on December 15, 2027 together with accrued and unpaid interest to, but excluding, the redemption date.
(4)	Redeemable at par on October 5, 2023 together with accrued and unpaid interest to, but excluding, the redemption date.
(5)	Redeemable at par on September 17, 2024 together with accrued and unpaid interest to, but excluding, the redemption date.
(6)	Redeemable at par on June 17, 2025 together with accrued and unpaid interest to, but excluding, the redemption date.
(7)	Redeemable at par on July 22, 2026 together with accrued and unpaid interest to, but excluding, the redemption date.
(8)
On January 10, 2022, we issued US$
1,250

million of unsecured subordinated debt through our U.S. Medium-Term Note Program. These notes are redeemable at par on January 10, 2032 together with accrued and unpaid interest to, but excluding, the redemption date.

(9)
On October 27, 2022, we issued $750 million of unsecured subordinated debt through our Canadian Medium
-
Term Note Program
. These notes are redeemable at par on October 27, 2027 together with accrued and unpaid interest to, but excluding, the redemption date.

(10)
Certain amounts of subordinated debt were issued at a premium or discount and include fair value hedge adjustments, which together
d
e
creased their carrying value as at October 31, 2022 by $565 million (increased by $44 million in 2021); see Note 8 for further details on hedge adjustments. The carrying value is also adjusted for our subordinated debt holdings, held for market-making purposes.

The aggregate remaining maturities of our subordinated debt, based on the maturity dates under the terms of issue, can be found in the blue-tinted font in the Contractual Maturities of Assets and Liabilities and
Off-Balance
Sheet Commitments section of Management’s Discussion and Analysis within this report.